UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-04643

Volumetric Fund, Inc.

Exact name of registrant as specified in charter

87 Violet Drive, Pearl River, New York 10965

(Address of principal executive offices)(Zip code)

Jeffrey Gibs

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: 845-623-7637

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 to June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (subsections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule

30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX/A in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX/A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. subsection 3507.

Item 1.

Proxy Voting Record.

Meeting IssuerMeet Type Vote For/AgnstRecord Shares

DateAgenda ItemsCUSIP (Ticker)Prop TypeCastMRVDateVoted

Account # 19-9526

01-28-2021AIR PRODUCTS AND CHEMICALS, INC.009158106(APD)ANNUAL MEETING                                    11-30-20202400.0000

Voted By:vas_adminVote Date :12-30-2020

1a   Elect Director Susan K. CarterMgmtForFor

1b   Elect Director Charles I. CogutMgmtForFor

1c   Elect Director Lisa A. DavisMgmtForFor

1d   Elect Director Chadwick C. DeatonMgmtForFor

1e   Elect Director Seifollah (Seifi) GhasemiMgmtForFor

1f   Elect Director David H. Y. HoMgmtForFor

1g   Elect Director Edward L. MonserMgmtForFor

1h   Elect Director Matthew H. PaullMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Approve Omnibus Stock PlanMgmtForFor

4    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

Account # 19-9526

05-26-2021AMAZON.COM, INC.023135106(AMZN)ANNUAL MEETING                                    04-01-2021250.0000

Voted By:vas_admin2Vote Date :05-07-2021

1a   Elect Director Jeffrey P. BezosMgmtForFor

1b   Elect Director Keith B. AlexanderMgmtForFor

1c   Elect Director Jamie S. GorelickMgmtForFor

1d   Elect Director Daniel P. HuttenlocherMgmtForFor

1e   Elect Director Judith A. McGrathMgmtForFor

1f   Elect Director Indra K. NooyiMgmtForFor

1g   Elect Director Jonathan J. RubinsteinMgmtForFor

1h   Elect Director Thomas O. RyderMgmtForFor

1i   Elect Director Patricia Q. StonesiferMgmtForFor

1j   Elect Director Wendell P. WeeksMgmtForFor

2    Ratify Ernst & Young LLP as AuditorMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Report on Customers' Use of its Surveillance and Computer Vision Products Capabilities or Cloud Products Contribute to Human Rights ViolationsShldrAgainstFor

5    Require Independent Board ChairShldrAgainstFor

6    Report on Gender/Racial Pay GapShldrAgainstFor

7    Report on Promotion DataShldrAgainstFor

8    Report on the Impacts of Plastic PackagingShldrAgainstFor

9    Oversee and Report on a Civil Rights, Equity, Diversity and Inclusion AuditShldrAgainstFor

10   Adopt a Policy to Include Hourly Employees as Director CandidatesShldrAgainstFor

11   Report on Board Oversight of Risks Related to Anti-Competitive PracticesShldrAgainstFor

12   Reduce Ownership Threshold for Shareholders to Call Special MeetingShldrAgainstFor

13   Report on Lobbying Payments and PolicyShldrAgainstFor

14   Report on Potential Human Rights Impacts of Customers' Use of RekognitionShldrAgainstFor

Account # 19-9526

10-08-2020ANALOG DEVICES, INC.032654105(ADI)SPECIAL MEETING                                   08-31-20203600.0000

Voted By:vas_adminVote Date :09-23-2020

1    Issue Shares in Connection with AcquisitionMgmtForFor

2    Adjourn MeetingMgmtForFor

Account # 19-9526

03-10-2021ANALOG DEVICES, INC.032654105(ADI)ANNUAL MEETING                                    01-04-20213600.0000

Voted By:vas_adminVote Date :02-10-2021

1a   Elect Director Ray StataMgmtForFor

1b   Elect Director Vincent RocheMgmtForFor

1c   Elect Director James A. ChampyMgmtForFor

1d   Elect Director Anantha P. ChandrakasanMgmtForFor

1e   Elect Director Bruce R. EvansMgmtForFor

1f   Elect Director Edward H. FrankMgmtForFor

1g   Elect Director Laurie H. GlimcherMgmtForFor

1h   Elect Director Karen M. GolzMgmtForFor

1i   Elect Director Mark M. LittleMgmtForFor

1j   Elect Director Kenton J. SicchitanoMgmtForFor

1k   Elect Director Susie WeeMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

Account # 19-9526

02-23-2021APPLE, INC.037833100(AAPL)ANNUAL MEETING                                    12-28-20206400.0000

Voted By:vas_adminVote Date :01-25-2021

1a   Elect Director James BellMgmtForFor

1b   Elect Director Tim CookMgmtForFor

1c   Elect Director Al GoreMgmtForFor

1d   Elect Director Andrea JungMgmtForFor

1e   Elect Director Art LevinsonMgmtForFor

1f   Elect Director Monica LozanoMgmtForFor

1g   Elect Director Ron SugarMgmtForFor

1h   Elect Director Sue WagnerMgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Proxy Access AmendmentsShldrAgainstFor

5    Improve Principles of Executive Compensation ProgramShldrAgainstFor

Account # 19-9526

03-11-2021APPLIED MATERIALS, INC.038222105(AMAT)ANNUAL MEETING                                    01-14-20219600.0000

Voted By:vas_admin2Vote Date :02-23-2021

1a   Elect Director Rani BorkarMgmtForFor

1b   Elect Director Judy BrunerMgmtForFor

1c   Elect Director Xun (Eric) ChenMgmtForFor

1d   Elect Director Aart J. de GeusMgmtForFor

1e   Elect Director Gary E. DickersonMgmtForFor

1f   Elect Director Thomas J. IannottiMgmtForFor

1g   Elect Director Alexander A. KarsnerMgmtForFor

1h   Elect Director Adrianna C. MaMgmtForFor

1i   Elect Director Yvonne McGillMgmtForFor

1j   Elect Director Scott A. McGregorMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

4    Amend Omnibus Stock PlanMgmtForFor

5    Amend Qualified Employee Stock Purchase PlanMgmtForFor

6    Require Independent Board ChairmanShldrAgainstFor

7    Improve Executive Compensation Program and PolicyShldrAgainstFor

Account # 19-9526

02-03-2021ATMOS ENERGY CORPORATION049560105(ATO)ANNUAL MEETING                                    12-11-20202300.0000

Voted By:vas_adminVote Date :01-04-2021

1a   Elect Director J. Kevin AkersMgmtForFor

1b   Elect Director Robert W. BestMgmtForFor

1c   Elect Director Kim R. CocklinMgmtForFor

1d   Elect Director Kelly H. ComptonMgmtForFor

1e   Elect Director Sean DonohueMgmtForFor

1f   Elect Director Rafael G. GarzaMgmtForFor

1g   Elect Director Richard K. GordonMgmtForFor

1h   Elect Director Robert C. GrableMgmtForFor

1i   Elect Director Nancy K. QuinnMgmtForFor

1j   Elect Director Richard A. SampsonMgmtForFor

1k   Elect Director Stephen R. SpringerMgmtForFor

1l   Elect Director Diana J. WaltersMgmtForFor

1m   Elect Director Richard Ware, IIMgmtForFor

1n   Elect Director Frank YohoMgmtForFor

2    Amend Omnibus Stock PlanMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

4    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

11-11-2020AUTOMATIC DATA PROCESSING, INC.053015103(ADP)ANNUAL MEETING                                    09-14-20202500.0000

Voted By:vas_adminVote Date :10-16-2020

1a   Elect Director Peter BissonMgmtForFor

1b   Elect Director Richard T. ClarkMgmtForFor

1c   Elect Director Linnie M. HaynesworthMgmtForFor

1d   Elect Director John P. JonesMgmtForFor

1e   Elect Director Francine S. KatsoudasMgmtForFor

1f   Elect Director Nazzic S. KeeneMgmtForFor

1g   Elect Director Thomas J. LynchMgmtForFor

1h   Elect Director Scott F. PowersMgmtForFor

1i   Elect Director William J. ReadyMgmtForFor

1j   Elect Director Carlos A. RodriguezMgmtForFor

1k   Elect Director Sandra S. WijnbergMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

4    Report on Non-Management Employee Representation on the Board of DirectorsShldrAgainstFor

Account # 19-9526

11-19-2020BROADRIDGE FINANCIAL SOLUTIONS, INC.11133T103(BR)ANNUAL MEETING                                    09-24-20203900.0000

Voted By:vas_adminVote Date :10-26-2020

1a   Elect Director Leslie A. BrunMgmtForFor

1b   Elect Director Pamela L. CarterMgmtForFor

1c   Elect Director Richard J. DalyMgmtForFor

1d   Elect Director Robert N. DuelksMgmtForFor

1e   Elect Director Timothy C. GokeyMgmtForFor

1f   Elect Director Brett A. KellerMgmtForFor

1g   Elect Director Maura A. MarkusMgmtForFor

1h   Elect Director Thomas J. PernaMgmtForFor

1i   Elect Director Alan J. WeberMgmtForFor

1j   Elect Director Amit K. ZaveryMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

4    Report on Political Contributions DisclosureShldrAgainstFor

Account # 19-9526

11-04-2020CARDINAL HEALTH, INC.14149Y108(CAH)ANNUAL MEETING                                    09-08-20207300.0000

Voted By:vas_adminVote Date :10-13-2020

1a   Elect Director Carrie S. CoxMgmtForFor

1b   Elect Director Calvin DardenMgmtForFor

1c   Elect Director Bruce L. DowneyMgmtForFor

1d   Elect Director Sheri H. EdisonMgmtForFor

1e   Elect Director David C. EvansMgmtForFor

1f   Elect Director Patricia A. Hemingway HallMgmtForFor

1g   Elect Director Akhil JohriMgmtForFor

1h   Elect Director Michael C. KaufmannMgmtForFor

1i   Elect Director Gregory B. KennyMgmtForFor

1j   Elect Director Nancy KilleferMgmtForFor

1k   Elect Director J. Michael LoshMgmtForFor

1l   Elect Director Dean A. ScarboroughMgmtForFor

1m   Elect Director John H. WeilandMgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Reduce Ownership Threshold for Shareholders to Call Special MeetingMgmtForFor

5    Reduce Ownership Threshold for Shareholders to Call Special MeetingShldrAgainstFor

6    Require Independent Board ChairShldrAgainstFor

Account # 19-9526

01-21-2021COSTCO WHOLESALE CORPORATION22160K105(COST)ANNUAL MEETING                                    11-12-20202200.0000

Voted By:vas_adminVote Date :12-30-2020

1.1Election of Director(s) - Susan L. Decker                                   MgmtForFor

1.2Election of Director(s) - Kenneth D. Denman                                 MgmtForFor

1.3Election of Director(s) - Richard A. Galanti                                MgmtForFor

1.4Election of Director(s) - W. Craig Jelinek                                  MgmtForFor

1.5Election of Director(s) - Sally Jewell                                      MgmtForFor

1.6Election of Director(s) - Charles T. Munger                                 MgmtForFor

1.7Election of Director(s) - Jeffrey S. Raikes                                 MgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

07-17-2020E*TRADE FINANCIAL CORPORATION269246401(ETFC)SPECIAL MEETING                                   06-10-20208800.0000

Voted By:VAS_adminVote Date :06-24-2020

1    Approve Merger AgreementMgmtForFor

2    Advisory Vote on Golden ParachutesMgmtForFor

3    Adjourn MeetingMgmtForFor

Account # 19-9526

02-02-2021EMERSON ELECTRIC CO.291011104(EMR)ANNUAL MEETING                                    11-24-20206100.0000

Voted By:vas_adminVote Date :01-08-2021

1.1Election of Director(s) - Mark A. Blinn                                     MgmtForFor

1.2Election of Director(s) - Arthur F. Golden                                  MgmtForFor

1.3Election of Director(s) - Candace Kendle                                    MgmtForFor

1.4Election of Director(s) - James S. Turley                                   MgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

04-27-2021FMC CORPORATION302491303(FMC)ANNUAL MEETING                                    03-03-20213650.0000

Voted By:vas_admin2Vote Date :04-01-2021

1a   Elect Director Pierre BrondeauMgmtForFor

1b   Elect Director Eduardo E. CordeiroMgmtForFor

1c   Elect Director Carol Anthony (John) DavidsonMgmtForFor

1d   Elect Director Mark DouglasMgmtForFor

1e   Elect Director C. Scott GreerMgmtForFor

1f   Elect Director K'Lynne JohnsonMgmtForFor

1g   Elect Director Dirk A. KempthorneMgmtForFor

1h   Elect Director Paul J. NorrisMgmtForFor

1i   Elect Director Margareth OvrumMgmtForFor

1j   Elect Director Robert C. PallashMgmtForFor

1k   Elect Director Vincent R. Volpe, Jr.MgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

05-21-2021HONEYWELL INTERNATIONAL INC.438516106(HON)ANNUAL MEETING                                    03-26-20212700.0000

Voted By:vas_admin2Vote Date :05-06-2021

1A   Elect Director Darius AdamczykMgmtForFor

1B   Elect Director Duncan B. AngoveMgmtForFor

1C   Elect Director William S. AyerMgmtForFor

1D   Elect Director Kevin BurkeMgmtForFor

1E   Elect Director D. Scott DavisMgmtForFor

1F   Elect Director Deborah FlintMgmtForFor

1G   Elect Director Judd GreggMgmtForFor

1H   Elect Director Grace D. LiebleinMgmtForFor

1I   Elect Director Raymond T. OdiernoMgmtForFor

1J   Elect Director George PazMgmtForFor

1K   Elect Director Robin L. WashingtonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorMgmtForFor

4    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

04-13-2021HP INC.40434L105(HPQ)ANNUAL MEETING                                    02-16-202114000.0000

Voted By:vas_admin2Vote Date :03-15-2021

1a   Elect Director Aida M. AlvarezMgmtForFor

1b   Elect Director Shumeet BanerjiMgmtForFor

1c   Elect Director Robert R. BennettMgmtForFor

1d   Elect Director Charles "Chip" V. BerghMgmtForFor

1e   Elect Director Stacy Brown-PhilpotMgmtForFor

1f   Elect Director Stephanie A. BurnsMgmtForFor

1g   Elect Director Mary Anne CitrinoMgmtForFor

1h   Elect Director Richard L. ClemmerMgmtForFor

1i   Elect Director Enrique J. LoresMgmtForFor

1j   Elect Director Judith "Jami" MiscikMgmtForFor

1k   Elect Director Subra SureshMgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

01-26-2021JACOBS ENGINEERING GROUP INC.469814107(JEC)ANNUAL MEETING                                    11-30-20206200.0000

Voted By:vas_adminVote Date :12-30-2020

1a   Elect Director Steven J. DemetriouMgmtForFor

1b   Elect Director Christopher M.T. ThompsonMgmtForFor

1c   Elect Director Vincent K. BrooksMgmtForFor

1d   Elect Director Robert C. Davidson, Jr.MgmtForFor

1e   Elect Director Ralph E. (Ed) EberhartMgmtForFor

1f   Elect Director Manny FernandezMgmtForFor

1g   Elect Director Georgette D. KiserMgmtForFor

1h   Elect Director Linda Fayne LevinsonMgmtForFor

1i   Elect Director Barbara L. LoughranMgmtForFor

1j   Elect Director Robert A. McNamaraMgmtForFor

1k   Elect Director Peter J. RobertsonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

Account # 19-9526

04-22-2021JOHNSON & JOHNSON478160104(JNJ)ANNUAL MEETING                                    02-23-20212900.0000

Voted By:vas_admin2Vote Date :04-12-2021

1a   Election of Director: Mary C. BeckerleMgmtForFor

1b   Election of Director: D. Scott DavisMgmtForFor

1c   Election of Director: Ian E. L. DavisMgmtForFor

1d   Election of Director: Jennifer A. DoudnaMgmtForFor

1e   Election of Director: Alex GorskyMgmtForFor

1f   Election of Director: Marillyn A. HewsonMgmtForFor

1g   Election of Director: Hubert JolyMgmtForFor

1h   Election of Director: Mark B. McClellanMgmtForFor

1i   Election of Director: Anne M. MulcahyMgmtForFor

1j   Election of Director: Charles PrinceMgmtForFor

1k   Election of Director: A. Eugene WashingtonMgmtForFor

1l   Election of Director: Mark A. WeinbergerMgmtForFor

1m   Election of Director: Nadja Y. WestMgmtForFor

1n   Election of Director: Ronald A. WilliamsMgmtForFor

2    Advisory Vote to Approve Named Executive Officer CompensationMgmtForFor

3    Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for 2021MgmtForFor

4    Report on Government Financial Support and Access to COVID-19 Vaccines and TherapeuticsShldrAgainstFor

5    Independent Board ChairShldrAgainstFor

6    Civil Rights AuditShldrAgainstFor

7    Executive Compensation Bonus DeferralShldrAgainstFor

Account # 19-9526

12-02-2020MICROSOFT CORPORATION594918104(MSFT)ANNUAL MEETING                                    10-08-20202600.0000

Voted By:vas_adminVote Date :11-03-2020

1.1  Elect Director Reid G. HoffmanMgmtForFor

1.2  Elect Director Hugh F. JohnstonMgmtForFor

1.3  Elect Director Teri L. List-StollMgmtForFor

1.4  Elect Director Satya NadellaMgmtForFor

1.5  Elect Director Sandra E. PetersonMgmtForFor

1.6  Elect Director Penny S. PritzkerMgmtForFor

1.7  Elect Director Charles W. ScharfMgmtForFor

1.8  Elect Director Arne M. SorensonMgmtForFor

1.9  Elect Director John W. StantonMgmtForFor

1.10 Elect Director John W. ThompsonMgmtForFor

1.11 Elect Director Emma N. WalmsleyMgmtForFor

1.12 Elect Director Padmasree WarriorMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

4    Report on Employee Representation on the Board of DirectorsShldrAgainstFor

Account # 19-9526

04-15-2021OWENS CORNING690742101(OC)ANNUAL MEETING                                    02-16-20217300.0000

Voted By:vas_admin2Vote Date :04-12-2021

1a   Elect Director Brian D. ChambersMgmtForFor

1b   Elect Director Eduardo E. CordeiroMgmtForFor

1c   Elect Director Adrienne D. ElsnerMgmtForFor

1d   Elect Director Alfred E. FestaMgmtForFor

1e   Elect Director Edward F. LonerganMgmtForFor

1f   Elect Director Maryann T. MannenMgmtForFor

1g   Elect Director Paul E. MartinMgmtForFor

1h   Elect Director W. Howard MorrisMgmtForFor

1i   Elect Director Suzanne P. NimocksMgmtForFor

1j   Elect Director John D. WilliamsMgmtForFor

2    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

10-15-2020PAYCHEX, INC.704326107(PAYX)ANNUAL MEETING                                    08-17-20205200.0000

Voted By:vas_adminVote Date :09-24-2020

1a   Elect Director B. Thomas GolisanoMgmtForFor

1b   Elect Director Thomas F. BonadioMgmtForFor

1c   Elect Director Joseph G. DoodyMgmtForFor

1d   Elect Director David J.S. FlaschenMgmtForFor

1e   Elect Director Pamela A. JosephMgmtForFor

1f   Elect Director Martin MucciMgmtForFor

1g   Elect Director Joseph M. TucciMgmtForFor

1h   Elect Director Joseph M. VelliMgmtForFor

1i   Elect Director Kara WilsonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Amend Omnibus Stock PlanMgmtForFor

4    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

Account # 19-9526

04-29-2021SNAP-ON INCORPORATED833034101(SNA)ANNUAL MEETING                                    03-01-20212213.0000

Voted By:vas_admin2Vote Date :04-12-2021

1.1  Elect Director David C. AdamsMgmtForFor

1.2  Elect Director Karen L. DanielMgmtForFor

1.3  Elect Director Ruth Ann M. GillisMgmtForFor

1.4  Elect Director James P. HoldenMgmtForFor

1.5  Elect Director Nathan J. JonesMgmtForFor

1.6  Elect Director Henry W. KnueppelMgmtForFor

1.7  Elect Director W. Dudley LehmanMgmtForFor

1.8  Elect Director Nicholas T. PinchukMgmtForFor

1.9  Elect Director Gregg M. SherrillMgmtForFor

1.10 Elect Director Donald J. StebbinsMgmtForFor

2    Ratify Deloitte & Touche LLP as AuditorMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Amend Omnibus Stock PlanMgmtForFor

Account # 19-9526

05-10-2021STANLEY BLACK & DECKER, INC.854502101(SWK)ANNUAL MEETING                                    03-11-20212700.0000

Voted By:vas_admin2Vote Date :05-07-2021

1a   Elect Director Andrea J. AyersMgmtForFor

1b   Elect Director George W. BuckleyMgmtForFor

1c   Elect Director Patrick D. CampbellMgmtForFor

1d   Elect Director Carlos M. CardosoMgmtForFor

1e   Elect Director Robert B. CouttsMgmtForFor

1f   Elect Director Debra A. CrewMgmtForFor

1g   Elect Director Michael D. HankinMgmtForFor

1h   Elect Director James M. LoreeMgmtForFor

1i   Elect Director Jane M. PalmieriMgmtForFor

1j   Elect Director Mojdeh PoulMgmtForFor

1k   Elect Director Dmitri L. StocktonMgmtForFor

1l   Elect Director Irving TanMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

4    Provide Right to Act by Written ConsentMgmtForFor

5    Eliminate Supermajority Vote Requirement Applicable Under the Connecticut Business Corporation ActMgmtForFor

6    Eliminate Supermajority Vote Requirement to Approve Certain Business CombinationsMgmtForFor

7    Adopt Majority Voting for Uncontested Election of DirectorsMgmtForFor

Account # 19-9526

09-16-2020TAKE-TWO INTERACTIVE SOFTWARE, INC.874054109(TTWO)ANNUAL MEETING                                    07-20-20202900.0000

Voted By:VAS_adminVote Date :08-18-2020

1.1  Elect Director Strauss ZelnickMgmtForFor

1.2  Elect Director Michael DornemannMgmtForFor

1.3  Elect Director J MosesMgmtForFor

1.4  Elect Director Michael ShereskyMgmtForFor

1.5  Elect Director LaVerne SrinivasanMgmtForFor

1.6  Elect Director Susan TolsonMgmtForFor

1.7  Elect Director Paul VieraMgmtForFor

1.8  Elect Director Roland HernandezMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Amend Omnibus Stock PlanMgmtForFor

4    Ratify Ernst & Young LLP as AuditorsMgmtForFor

Account # 19-9526

03-17-2021THE COOPER COMPANIES, INC.216648402(COO)ANNUAL MEETING                                    01-21-20211200.0000

Voted By:vas_adminVote Date :02-17-2021

1.1  Elect Director Colleen E. JayMgmtForFor

1.2  Elect Director William A. KozyMgmtForFor

1.3  Elect Director Jody S. LindellMgmtForFor

1.4  Elect Director Teresa S. MaddenMgmtForFor

1.5  Elect Director Gary S. PetersmeyerMgmtForFor

1.6  Elect Director Robert S. WeissMgmtForFor

1.7  Elect Director Albert G. White, IIIMgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

03-09-2021THE WALT DISNEY COMPANY254687106(DIS)ANNUAL MEETING                                    01-15-20213119.0000

Voted By:vas_adminVote Date :02-16-2021

1a   Elect Director Susan E. ArnoldMgmtForFor

1b   Elect Director Mary T. BarraMgmtForFor

1c   Elect Director Safra A. CatzMgmtForFor

1d   Elect Director Robert A. ChapekMgmtForFor

1e   Elect Director Francis A. deSouzaMgmtForFor

1f   Elect Director Michael B.G. FromanMgmtForFor

1g   Elect Director Robert A. IgerMgmtForFor

1h   Elect Director Maria Elena LagomasinoMgmtForFor

1i   Elect Director Mark G. ParkerMgmtForFor

1j   Elect Director Derica W. RiceMgmtForFor

2    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Report on Lobbying Payments and PolicyShldrAgainstFor

5    Adopt a Policy to Include Non-Management Employees as Prospective Director CandidatesShldrAgainstFor

Account # 19-9526

01-26-2021VISA INC.92826C839(V)ANNUAL MEETING                                    11-27-20203900.0000

Voted By:vas_adminVote Date :12-30-2020

1a   Elect Director Lloyd A. CarneyMgmtForFor

1b   Elect Director Mary B. CranstonMgmtForFor

1c   Elect Director Francisco Javier Fernandez-CarbajalMgmtForFor

1d   Elect Director Alfred F. Kelly, Jr.MgmtForFor

1e   Elect Director Ramon LaguartaMgmtForFor

1f   Elect Director John F. LundgrenMgmtForFor

1g   Elect Director Robert W. MatschullatMgmtForFor

1h   Elect Director Denise M. MorrisonMgmtForFor

1i   Elect Director Suzanne Nora JohnsonMgmtForFor

1j   Elect Director Linda J. RendleMgmtForFor

1k   Elect Director John A. C. SwainsonMgmtForFor

1l   Elect Director Maynard G. Webb, Jr.MgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

4    Amend Omnibus Stock PlanMgmtForFor

5    Provide Holders of At Least 15% Class A Common Stock Right to Call Special MeetingMgmtForFor

6    Provide Right to Act by Written ConsentShldrAgainstFor

7    Amend Principles of Executive Compensation ProgramShldrAgainstFor

Account # 19-9526

05-11-2021WERNER ENTERPRISES, INC.950755108(WERN)ANNUAL MEETING                                    03-22-202112500.0000

Voted By:vas_admin2Vote Date :04-20-2021

1.1Election of Director(s) - Scott C. Arves                                    MgmtForFor

1.2Election of Director(s) - Vikram Mansharamani                               MgmtForFor

1.3Election of Director(s) - Alexi A. Wellman                                  MgmtForFor

1.4Election of Director(s) - Carmen A. Tapio                                   MgmtForFor

1.5Election of Director(s) - Derek J. Leathers                                 MgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By: /s/ Irene Zawitkowski

Irene Zawitkowski, Chair

July 23, 2021